August 25, 2021

Fuller & Thaler Behavioral Small-Cap

Equity Fund

A Shares – FTHAX

C Shares - FTYCX

Investor Shares – FTHNX

Institutional Shares – FTHSX

R6 Shares – FTHFX

Fuller & Thaler Behavioral Small-Cap

Growth Fund

A Shares – FTXAX

C Shares - FTXCX

Investor Shares – FTXNX

Institutional Shares – FTXSX

R6 Shares – FTXFX

Fuller & Thaler Behavioral Mid-Cap Value Fund

A Shares – [*]

C Shares – [*]

Investor Shares – FTVNX

Institutional Shares – FTVSX

R6 Shares – FTVZX

Fuller & Thaler Behavioral Unconstrained

Equity Fund

A Shares – FTZAX

C Shares - FTZCX

Investor Shares - [*]

Institutional Shares - FTZIX

R6 Shares – FTZFX

Fuller & Thaler Behavioral Small–Mid Core Equity Fund

A Shares – [*]

C Shares – [*]

Investor Shares - [*]

Institutional Shares - FTSIX

R6 Shares - [*]

Fuller & Thaler Behavioral Micro-Cap

Equity Fund

A Shares – [*]

C Shares – [*]

Investor Shares - [*]

Institutional Shares - FTMSX

R6 Shares - [*]

Each a series of the Capitol Series Trust (the “Trust”)

* Shares listed above denoted with (*) will be registered and offered for sale at a later date.

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information,

Each Dated January 31, 2021

Special Meeting of Shareholders

At a special meeting of the Board of Trustees (the “Board”) of Capitol Series Trust (the “Trust”) held on July 23, 2021, the Board approved a new investment advisory agreement (“New Advisory Agreement”) between Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) and the Trust on behalf of the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund and Fuller & Thaler Behavioral Micro-Cap Equity Fund (each a “Fund”, and collectively the “Funds”), to take effect upon the closing of the “Transaction” (as defined below), subject to shareholder approval.

Fuller & Thaler has served as investment adviser to the Funds since each Fund’s inception and has been entirely beneficially owned by firm employees since the firm’s founding by Dr. Russell J. Fuller, CFA, in 1993. Since 1999, Fuller & Thaler, with Dr. Fuller’s concurrence, has regularly and systematically redistributed Dr. Fuller’s ownership shares to other key employees of Fuller & Thaler, resulting in his current ownership level of 25.1%. Dr. Fuller intends to sell a portion of his remaining 25.1% beneficial ownership interest in Fuller & Thaler back to the company, which will result in his beneficial ownership of Fuller & Thaler changing to 21.1% (the “Transaction”). This Transaction will constitute a “change of control” of the Adviser that is deemed an “assignment,” as that term is defined under the Investment Company Act of 1940, as amended, which, in turn, will operate to automatically terminate the existing investment advisory agreement between the Trust and the Adviser.

A special meeting of shareholders of record of each Fuller & Thaler Fund as of August 9, 2021 to approve the New Advisory Agreement for each Fund is expected to occur on or about September 30, 2021. Shareholder approval of the New Advisory Agreement will allow Fuller & Thaler to continue to serve as the investment adviser to each Fund after the Transaction is consummated. Proxy materials related to the special meeting of shareholders will be transmitted to shareholders of record in the near future.

No changes are planned to the portfolio management team or investment approach for the Funds following the Transaction. The Funds’ daily operations and investment activities are not expected to be affected in any way. Additionally, under the New Advisory Agreement, there will be no increase in any fees or expenses that the Funds pay as a result of the Transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Further Information

For further information, please contact the Funds toll-free at 1-888-912-4562. You may also obtain additional copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.fullerthalerfunds.com.

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